Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	June 30,	December 31,
	2021	2020
Building	$2,988,420	$2,949,493
Operating equipment	2,797,885	2,758,704
Vehicle	87,970	86,828
Office equipment	150,964	26,783
Apple Orchard	1,095,572	1,041,377
Construction in progress	1,924,331	1,829,057
	9,045,142	8,692,242
Less: Accumulated depreciation	(2,964,373)	(2,425,499)
	$6,080,769	$6,266,743

	December 31,	December 31,
	2020	2019
Building	$2,949,493	$12,715,941
Operating equipment	2,758,704	2,785,557
Vehicle	86,828	81,552
Office equipment	26,783	20,762
Apple Orchard	1,041,377	789,344
Construction in progress	1,829,057	1,709,144
	8,692,242	18,102,300
Less: Accumulated depreciation	(2,425,499)	(3,008,220)
	$6,266,743	$15,094,080